Long-Term Debt (8.0% Senior Notes, Due 2019 Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Jul. 18, 2012 Senior Notes at 8.875, Due 2015 [Member] Senior Notes [Member]	Mar. 21, 2012 Senior Notes at 8.875, Due 2015 [Member] Senior Notes [Member]	Dec. 31, 2013 Senior Notes at 8.875, Due 2015 [Member] Senior Notes [Member]	Dec. 31, 2011 Senior Notes at 8.875, Due 2015 [Member] Senior Notes [Member]	Jul. 25, 2007 Senior Notes at 8.875, Due 2015 [Member] Senior Notes [Member]	Mar. 21, 2012 Senior Notes at 8.0, Due 2019 [Member] March 21, 2012 Secondary Offering [Member]	Dec. 31, 2013 Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member]	Mar. 21, 2012 Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member]	Nov. 22, 2011 Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member]	Dec. 31, 2013 Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member] March 21, 2012 Secondary Offering [Member]	Mar. 21, 2012 Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member] March 21, 2012 Secondary Offering [Member]	Nov. 22, 2011 Debt Instrument, Redemption, Period One [Member] Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period One [Member] Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member]	Nov. 22, 2011 Debt Instrument, Redemption, Period Two [Member] Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Two [Member] Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member]	Nov. 22, 2011 Maximum [Member] Debt Instrument, Redemption, Period One [Member] Senior Notes at 8.0, Due 2019 [Member] Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Offering Date							Nov. 22, 2011			Mar. 21, 2012
Debt Instrument, Maturity Date			Jul. 15, 2015				Nov. 15, 2019
Debt Instrument, Face Amount					$ 3,000,000,000				$ 1,000,000,000		$ 1,000,000,000
Extinguishment of Debt, Amount	$ 934,300,000	$ 850,000,000		$ 1,000,000,000
Debt Instrument, Premium Percentage											102.50%
Debt Instrument, Interest Rate, Stated Percentage					8.875%	8.00%		8.00%	8.00%
Debt Instrument, Earliest Redemption Date							Nov. 15, 2015
Maximum Principal Redeemable Using Proceeds from a Public Equity Offering, as a Percentage of Principal Amount																35.00%
Debt Instrument Redemption Price Percentage												108.00%		100.00%
Debt Instrument, Redemption Period, Start Date															Nov. 15, 2014
Debt Instrument, Redemption Period, End Date													Nov. 15, 2014		Nov. 15, 2015
Debt Instrument, Redemption, Description													with the proceeds from certain public equity offerings		plus a "make-whole" premium, as described in the 8% Senior Notes indenture
Minimum Period Notice for Redemption of Debt														30 days
Maximum Period Notice for Redemption of Debt														60 days